Cash and deposits with financial institutions (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2021		2020
Cash and non-interest-bearing deposits with financial institutions	$9,693		$11,123
Interest-bearing deposits with financial institutions	76,630		65,337
Total	$86,323	(1)	$76,460	(1)

(1)	Net of allowances of $1 (2020 – $1).